Fair Value Measurements	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 11 — Fair Value Measurements

The following table presents the fair value of the Company’s financial liabilities that are measured at fair value on a recurring basis (in thousands):

December 31, 2023
	Fair	Hierarchy Level
	Value	Level 1	Level 2	Level 3
Liabilities:
Warrant liability on PodcastOne bridge loan	$-	$-	$-	$-
Bifurcated embedded derivative on PodcastOne bridge loan	-	-	-	-
	$-	$-	$-	$-

	March 31, 2023
	Fair	Hierarchy Level
	Value	Level 1	Level 2	Level 3
Liabilities:
Warrant liability on PodcastOne bridge loan	$2,817	$-	$-	$2,817
Bifurcated embedded derivative on PodcastOne bridge loan	1,950	-	-	1,950
	$4,767	$-	$-	$4,767

The following table presents a reconciliation of the Company’s financial liabilities that are measured at Level 3 within the fair value hierarchy (in thousands):

Amount
Balance at March 31, 2023	$4,767
Change in fair value of bifurcated embedded derivatives, reported in earnings	7,603
Reclassification of warrant liability to equity	(9,116)
Conversion of bifurcated embedded derivative into common stock	(3,254)
Balance as of December 31, 2023	$-

Due to their short maturity, the carrying amounts of the Company’s accounts receivable, accounts payable, accrued liabilities and other long-term liabilities approximated their fair values as of December 31, 2023 and March 31, 2023.

Note 14 — Fair Value Measurements

The following table presents the fair value of the Company’s financial liabilities that are measured at fair value on a recurring basis (in thousands):

	March 31, 2023
	Fair	Hierarchy Level
	Value	Level 1	Level 2	Level 3
Liabilities:
Warrant liability on PodcastOne bridge loan	$2,817	$-	$-	$2,817
Bifurcated embedded derivative on PodcastOne bridge loan	1,950	-	-	1,950
	$4,767	$-	$-	$4,767

The following table presents a reconciliation of the Company’s financial liabilities that are measured at Level 3 within the fair value hierarchy (in thousands):

Amount
Balance at March 31, 2022	$-
Embedded derivative and warrant issued in connection with PodcastOne Bridge Loan	4,308
Change in fair value of bifurcated embedded derivatives, reported in earnings	459
Balance as of March 31, 2023	$4,767

Due to their short maturity, the carrying amounts of the Company’s accounts receivable, accounts payable and accrued expenses approximated their fair values as of March 31, 2023 and 2022, respectively.

The Company has estimated the fair value of contingent consideration related to the acquisitions of PodcastOne based on the number of shares issuable based on the achievement of certain provisions within the purchase agreement, as detailed in Note 3 – Business Combinations, using the quoted price of the LiveOne’s common stock on the balance sheet date.